Document And Entity Information	Oct. 30, 2023
Document Information [Line Items]
Entity, Registrant Name	ATHERSYS, INC / NEW
Document, Type	8-K
Document, Period End Date	Oct. 30, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33876
Entity, Tax Identification Number	20-4864095
Entity, Address, Address Line One	3201 Carnegie Avenue
Entity, Address, City or Town	Cleveland
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44115-2634
City Area Code	216
Local Phone Number	431-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001368148